Property and Equipment, Net	6 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Property and equipment, net

4. Property and equipment, net

Property and equipment consisted of the following:

	As of June 30, 2025	As of December 31, 2025
	RMB	RMB
		(Unaudited)
Building(1)	34,791,400	34,791,400
Electronic equipment	212,490	212,490
Office equipment	321,785	321,785
Vehicles	890,761	1,173,858
Leasehold and property improvement	1,771,349	1,771,349
Total	37,987,785	38,270,882

Less: accumulated depreciation and amortization	6,476,688	7,593,911
Property and equipment, net	31,511,097	30,676,971

Depreciation and amortization expenses for the six months ended December 31, 2024 and 2025 were RMB1,111,483 and RMB1,117,223, respectively.

(1)	The Group mortgaged this building to obtain a line of credit in RMB7,000,000 from Rural Commercial Bank, with a five-year term from June 24, 2022 to June 23, 2027. On September 8, 2022, Youba Tech obtained additional line of credit of RMB5,200,000 from Rural Commercial Bank, with a five-year term from September 8, 2022 to September 7, 2027. The building is also pledged to secure for this line of credit.